Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Interest and related debt fees	$ 54,226	$ 16,173	$ 13,732
LNG terminal costs	2,756	977	1,122
Affiliate	5,587	2,525	1,075
Other	1,071	2,319	0
Total accrued liabilities	$ 63,640	$ 21,994	$ 15,929